UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.0%
AUTO PARTS	3.8%
GENTHERM, INC.*		56,200	$1,951,264
STRATTEC SECURITY CORP.		11,000	794,530
			2,745,794

BACK OFFICE SUPPORT	2.9%
BARRETT BUSINESS SERVICES, INC.		17,400	1,036,518
ON ASSIGNMENT, INC.*		28,400	1,095,956
			2,132,474

BANKS - DIVERSIFIED	6.1%
BRIDGE BANCORP, INC.*		14,600	389,966
BRYN MAWR BANK CORP.		12,300	353,379
CENTERSTATE BANKS, INC.		68,400	746,928
EAGLE BANCORP, INC.*		38,080	1,374,688
PACIFIC PREMIER BANCORP, INC.*		41,600	671,424
THE BANCORP, INC.*		50,100	942,381
			4,478,766

BANKS-SAVINGS/THRIFTS & MORTGAGE LENDING	1.5%
BOFI HLDG., INC.*		13,076	1,121,267

BIOTECHNOLOGY	3.0%
LIGAND PHARMACEUTICALS, INC.*		22,800	1,533,756
SUCAMPO PHARMACEUTICALS, INC.*		94,000	672,100
			2,205,856

BUILDING MATERIALS	2.5%
PGT, INC.*		156,900	1,805,919

COMMERCIAL SERVICES	4.2%
NQ MOBILE, INC. ADS*		102,700	1,808,547
POINTS INTERNATIONAL LTD.*		47,500	1,215,525
			3,024,072

COMMUNICATIONS	1.0%
WESTELL TECHNOLOGIES, INC.*		188,600	695,934

COMPUTER SERVICES SOFTWARE & SYSTEMS	11.4%
ATTUNITY LTD.*		84,500	788,385
CALLIDUS SOFTWARE, INC.*		133,100	1,666,412
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		120,000	2,650,800
DATAWATCH CORP.*		13,700	371,544
EGAIN COMMUNICATIONS CORP.*		116,100	819,666
PERFICIENT, INC.*		12,200	221,064
SCIQUEST, INC.*		44,400	1,199,466
WEB.COM GROUP, INC.*		16,500	561,495
			8,278,832

COMPUTER TECHNOLOGY	6.7%
21VIANET GROUP, INC. ADS*		45,000	1,291,500
DOT HILL SYSTEMS CORP.*		234,000	905,580
IMMERSION CORP.*		67,300	710,015
SILICOM LTD.*		32,000	1,985,280
			4,892,375
CONSUMER LENDING	1.2%
CONSUMER PORTFOLIO SERVICES, INC.*		126,700	866,628

CONSUMER SERVICES - MISC.	2.2%
STAMPS.COM, INC.*		47,600	1,597,456

EDUCATION SERVICES	0.6%
HEALTHSTREAM, INC.*		17,600	469,920

ELECTRICAL SCIENTIFIC INSTRUMENTS	0.6%
TASER INTERNATIONAL, INC.*		22,100	404,209

ELECTRONICS	1.0%
ELECSYS CORP.*		52,300	701,866

ELECTRONICS COMPONENTS	0.7%
INNOVATIVE SOLUTIONS & SUPPORT, INC.*		67,900	511,287

ENTERTAINMENT	1.4%
RENTRAK CORP.*		17,000	1,024,760

FOODS	0.5%
INVENTURE FOODS, INC.*		23,500	328,530

HEALTHCARE SERVICES	2.4%
MEDIDATA SOLUTIONS, INC.*		31,700	1,722,578

INSURANCE - MULTI-LINE	1.7%
EHEALTH, INC.*		23,900	1,214,120

INSURANCE - PROPERTY-CASUALTY	3.8%
FEDERATED NATIONAL HLDG. CO.		81,300	1,489,416
UNITED INSURANCE HLDGS. CORP.		86,400	1,262,304
			2,751,720

MEDIA - DIVERSIFIED	0.7%
SEQUENTIAL BRANDS GROUP, INC.*		59,640	477,120

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.5%
ANIKA THERAPEUTICS, INC.*		6,500	267,150
MGC DIAGNOSTICS CORP.*		51,800	590,002
VASCULAR SOLUTIONS, INC.*		36,000	942,840
			1,799,992

OFFSHORE DRILLING	2.4%
RING ENERGY, INC.*		114,100	1,741,166

OIL CRUDE PRODUCER	4.2%
CALLON PETROLEUM CO.*		136,300	1,140,831
EVOLUTION PETROLEUM CORP.		67,900	864,367
TRIANGLE PETROLEUM CORP.*		126,900	1,045,656
			3,050,854

OIL WELL EQUIPMENT & SERVICES	5.9%
BOLT TECHNOLOGY CORP.		30,100	595,077
FLOTEK INDUSTRIES, INC.*		45,200	1,258,820
MATRIX SERVICE CO.*		39,200	1,324,176
RIGNET, INC.*		20,900	1,125,047
			4,303,120

PHARMACEUTICALS	1.3%
IGI LABORATORIES, INC.*		66,100	373,465
LANNETT CO., INC.*		15,000	535,800
			909,265

POLLUTION CONTROL	0.3%
ADA-ES, INC.*		10,200	250,308

SEMICONDUCTORS & COMPONENTS	10.2%
AMBARELLA, INC.*		24,600	657,066
INPHI CORP.*		75,700	1,218,013
MAXLINEAR, INC.*		73,500	696,780
MONTAGE TECHNOLOGY GROUP LTD.*		98,200	1,965,964
PIXELWORKS, INC.*		283,900	1,572,806
QUICKLOGIC CORP.*		174,300	908,103
SEVCON, INC.*		36,600	418,338
			7,437,070

TELECOMMUNICATIONS EQUIPMENT	0.7%
CALAMP CORP.*		17,900	498,873

TEXTILES - APPAREL & SHOES	3.9%
G-III APPAREL GROUP LTD.*		39,400	2,820,252

UTILITIES - TELECOMMUNICATIONS	0.7%
INCONTACT, INC.*		56,200	539,520

TOTAL EQUITIES
(COST: $54,374,999)			$66,801,903

REAL ESTATE INVESTMENT TRUST	0.9%
PENNYMAC MORTGAGE INVESTMENT TRUST		27,100	647,690

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $575,080)			$647,690

COMMERCIAL PAPER	4.5%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.21% DUE 04/01/14		3,300,000	$3,300,000

TOTAL COMMERCIAL PAPER
(COST: $3,300,000)			$3,300,000

TOTAL INVESTMENTS	97.4%
(COST: $58,250,079)			$70,749,593

OTHER ASSETS LESS LIABILITIES	2.6%		1,907,252

NET ASSETS - 100% (EQUIVALENT TO $20.68 PER SHARE BASED ON 3,513,775 SHARES OUTSTANDING)			$72,656,845

Cost of Investments is $58,346,815 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$14,329,762
Gross unrealized depreciation	(1,926,984)
Net unrealized appreciation	$12,402,778

* Non-income producing security during the period ended March 31, 2014

ADS - American depositary share

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.6%
ASSET MANAGEMENT & CUSTODIAN	0.2%
FINANCIAL ENGINES, INC.		3,100	$157,418

AUTO PARTS	2.0%
GENTHERM, INC.*		47,800	1,659,616

BACK OFFICE SUPPORT	6.9%
MAXIMUS, INC.		36,700	1,646,362
ON ASSIGNMENT, INC.*		39,382	1,519,751
RPX CORP.*		62,200	1,012,616
WAGEWORKS, INC.*		27,100	1,520,581
			5,699,310

BANKS - DIVERSIFIED	1.2%
THE BANCORP, INC.*		52,800	993,168

BIOTECHNOLOGY	4.4%
LIGAND PHARMACEUTICALS, INC.*		48,000	3,228,960
MOMENTA PHARMACEUTICALS, INC.*		36,500	425,225
			3,654,185

CASINOS & GAMBLING	2.2%
MULTIMEDIA GAMES HLDG. CO., INC.*		63,362	1,840,033

COMMERCIAL SERVICES	4.7%
500.COM LTD. ADS*		32,800	1,210,320
NQ MOBILE, INC. ADS*		151,800	2,673,198
			3,883,518

COMMUNICATIONS	1.1%
GIGAMON, INC.*		30,200	917,778

COMPUTER SERVICES SOFTWARE & SYSTEMS	15.0%
CALLIDUS SOFTWARE, INC.*		101,900	1,275,788
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD.*		61,500	1,358,535
COUPONS.COM, INC.*		5,000	123,250
DEALERTRACK HLDGS., INC.*		26,800	1,318,292
EGAIN CORP.*		98,100	692,586
ENVESTNET, INC.*		24,100	968,338
FLEETMATICS GROUP PLC*		24,800	829,560
INTERACTIVE INTELLIGENCE, INC.*		40,200	2,914,500
SCIQUEST, INC.*		38,500	1,040,078
SYNCHRONOSS TECHNOLOGIES, INC.*		37,600	1,289,304
WEB.COM GROUP, INC.*		17,400	592,122
			12,402,353

COMPUTER TECHNOLOGY	7.5%
21VIANET GROUP, INC. ADS*		77,000	2,209,900
SILICOM LTD.*		12,200	756,888
STRATASYS, INC.*		8,500	901,765
SYNAPTICS, INC.*		38,400	2,304,768
			6,173,321

CONSUMER SERVICES - MISC.	1.2%
STAMPS.COM, INC.*		29,400	986,664

DIVERSIFIED METALS & MINERALS	1.2%
U.S. SILICA HLDGS., INC.		25,200	961,884

DIVERSIFIED RETAIL	2.0%
VIPSHOP HLDGS. LTD.*		11,200	1,672,160

EDUCATION SERVICES	1.0%
GRAND CANYON EDUCATION, INC.*		18,400	859,280

ELECTRONICS	1.4%
IPG PHOTONICS CORP.*		16,700	1,187,036

ELECTRONICS COMPONENTS	6.6%
INVENSENSE, INC.*		108,300	2,563,461
METHODE ELECTRONICS, INC.		92,800	2,845,248
			5,408,709

ENERGY EQUIPMENT	0.8%
SUNPOWER CORP.*		18,900	609,714

HEALTHCARE SERVICES	5.5%
ACADIA HEALTHCARE CO., INC.*		19,700	888,864
MEDIDATA SOLUTIONS, INC.*		46,100	2,505,074
OMNICELL, INC.*		39,000	1,116,180
			4,510,118

INSURANCE - MULTI-LINE	1.4%
EHEALTH, INC.*		22,500	1,143,000

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.1%
CARDIOVASCULAR SYSTEMS, INC.*		56,500	1,796,135
MERIT MEDICAL SYSTEMS, INC.*		54,500	779,350
			2,575,485

MEDICAL EQUIPMENT	2.4%
CYBERONICS, INC.*		20,900	1,363,850
THE SPECTRANETICS CORP.*		20,900	633,479
			1,997,329

OIL CRUDE PRODUCER	9.9%
BONANZA CREEK ENERGY, INC.*		36,700	1,629,480
DIAMONDBACK ENERGY, INC.*		19,500	1,312,545
EPL OIL & GAS, INC.*		46,000	1,775,600
GULFPORT ENERGY CORP.*		17,600	1,252,768
SANCHEZ ENERGY CORP.*		45,500	1,348,165
SYNERGY RESOURCES CORP.*		82,600	887,950
			8,206,508

OIL WELL EQUIPMENT & SERVICES	0.9%
MATRIX SERVICE CO.*		21,600	729,648

PHARMACEUTICALS	0.8%
LANNETT CO., INC.*		18,000	642,960

RECREATIONAL VEHICLES & BOATS	1.1%
WINNEBAGO INDUSTRIES, INC.*		32,900	901,131

SEMICONDUCTORS & COMPONENTS	5.5%
AMBARELLA, INC.*		50,300	1,343,513
DIODES, INC.*		39,100	1,021,292
MONTAGE TECHNOLOGY GROUP LTD.*		109,300	2,188,186
			4,552,991

TELECOMMUNICATIONS EQUIPMENT	0.6%
CALAMP CORP.*		15,900	443,133

TEXTILES - APPAREL & SHOES	6.7%
G-III APPAREL GROUP LTD.*		43,700	3,128,046
STEVEN MADDEN LTD.*		24,050	865,319
VINCE HLDG. CORP.*		57,100	1,505,156
			5,498,521

UTILITIES - TELECOMMUNICATIONS	1.3%
8X8, INC.*		102,500	1,108,025

TOTAL EQUITIES
(COST: $61,310,861)			$81,374,996

REAL ESTATE INVESTMENT TRUST	0.6%
PENNYMAC MORTGAGE INVESTMENT TRUST		21,600	516,240

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $483,397)			$516,240

TOTAL INVESTMENTS	99.2%
(COST: $61,794,258)			$81,891,236

OTHER ASSETS LESS LIABILITIES	0.8%		678,602

NET ASSETS - 100% (EQUIVALENT TO $30.89 PER SHARE BASED ON 2,673,151 SHARES OUTSTANDING)			$82,569,838

Cost of Investments is $61,897,230 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$22,445,110
Gross unrealized depreciation	(2,451,104)
Net unrealized appreciation	$19,994,006

* Non-income producing security during the period ended March 31, 2014

ADS - American depositary share

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.5%
AEROSPACE	3.5%
ASTRONICS CORP.*		3,360	$213,058
HEICO CORP.		2,000	120,320
			333,378

AIR TRANSPORTATION	1.6%
SPIRIT AIRLINES, INC.*		2,600	154,440

AUTO PARTS	3.4%
FEDERAL-MOGUL CORP.*		3,300	61,743
GENTEX CORP.		3,900	122,967
TOWER INTERNATIONAL, INC.*		4,900	133,378
			318,088

BACK OFFICE SUPPORT	6.7%
HURON CONSULTING GROUP, INC.*		2,000	126,760
KORN/FERRY INTERNATIONAL*		5,800	172,666
MAXIMUS, INC.*		2,500	112,150
ON ASSIGNMENT, INC.*		3,300	127,347
WAGEWORKS, INC.*		1,600	89,776
			628,699

BANKS - DIVERSIFIED	2.4%
FIRST NBC BANK HLDG. CO.*		3,200	111,552
PRIVATEBANCORP, INC.		3,700	112,887
			224,439

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	0.9%
BOFI HLDG., INC.*		1,000	85,750

BIOTECHNOLOGY	2.8%
ICON PUBLIC LTD. CO.*		2,400	114,120
LIGAND PHARMACEUTICALS, INC.*		2,200	147,994
			262,114

BUILDING MATERIALS	2.1%
PGT, INC.*		7,400	85,174
TREX CO., INC.*		1,600	117,056
			202,230

COMMERCIAL SERVICES	1.7%
NQ MOBILE, INC. ADS*		8,900	156,729

COMMERCIAL SERVICES - RENTAL & LEASING	1.2%
GATX CORP.		1,700	115,396

COMMERCIAL VEHICLES & PARTS	1.2%
OSHKOSH CORP.		1,900	111,853

COMMUNICATIONS	1.6%
SHORETEL, INC.*		17,500	150,500

COMPUTER SERVICES SOFTWARE & SYSTEMS	7.0%
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		4,400	97,196
EGAIN CORP.*		5,800	40,948
INTERACTIVE INTELLIGENCE GROUP, INC.*		1,600	116,000
KOFAX LTD.*		13,900	120,513
LIONBRIDGE TECHNOLOGIES, INC.*		23,300	156,343
NETSCOUT SYSTEMS, INC.*		3,400	127,772
			658,772

COMPUTER TECHNOLOGY	4.8%
21VIANET GROUP, INC. ADS*		4,900	140,630
IMMERSION CORP.*		6,900	72,795
SILICOM LTD.*		2,200	136,488
SYNAPTICS, INC.*		1,700	102,034
			451,947

CONSUMER LENDING	0.9%
ENCORE CAPITAL GROUP, INC.*		1,900	86,830

CONSUMER SERVICES - MISC.	1.0%
STAMPS.COM, INC.*		2,900	97,324

DIVERSIFIED MANUFACTURING OPERATIONS	1.5%
ITT CORP.		3,300	141,108

ELECTRONICS COMPONENTS	6.2%
INVENSENSE, INC.*		8,800	208,296
METHODE ELECTRONICS, INC.		12,100	370,986
			579,282

FINANCIAL DATA & SYSTEMS	2.3%
ADVENT SOFTWARE, INC.*		3,800	111,568
CARDTRONICS, INC.*		2,800	108,780
			220,348

FOODS	1.2%
THE HAIN CELESTIAL GROUP, INC.*		1,200	109,716

HEALTHCARE FACILITIES	1.9%
AMSURG CORP.*		2,400	112,992
UNIVERSAL HEALTH SERVICES, INC.		800	65,656
			178,648

HEALTHCARE SERVICES	2.8%
MEDASSETS, INC.*		3,700	91,427
MEDIDATA SOLUTIONS, INC.*		2,620	142,370
OMNICELL, INC.*		1,000	28,620
			262,417

MACHINERY CONSTRUCTION & HANDLING	1.4%
HYSTER-YALE MATERIALS HANDLING, INC.		1,400	136,500

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	6.0%
ALERE, INC.*		3,200	109,920
ALIGN TECHNOLOGY, INC.*		2,100	108,759
CANTEL MEDICAL CORP.		1,800	60,696
CARDIOVASCULAR SYSTEMS, INC.*		2,900	92,191
NUVASIVE, INC.*		4,900	188,209
			559,775

MEDICAL EQUIPMENT	4.9%
CYBERONICS, INC.*		3,000	195,768
DEXCOM, INC.*		3,300	136,488
NATUS MEDICAL, INC.*		5,100	131,580
			463,836

OFFICE SUPPLIES EQUIPMENT	1.0%
ZEBRA TECHNOLOGIES CORP.*		1,400	97,174

OFFSHORE DRILLING	2.3%
RING ENERGY, INC.*		14,000	213,640

OIL CRUDE PRODUCER	3.3%
BONANZA CREEK ENERGY, INC.*		2,000	88,800
CLAYTON WILLIAMS ENERGY, INC.*		1,000	113,010
GULFPORT ENERGY CORP.*		1,500	106,770
			308,580

PAPER	1.6%
KAPSTONE PAPER AND PACKAGING CORP.*		5,200	149,968

RAILROAD EQUIPMENT	3.4%
TRINITY INDUSTRIES, INC.		3,000	216,210
WABTEC CORP.		1,300	100,750
			316,960

RECREATIONAL VEHICLES & BOATS	1.1%
BRUNSWICK CORP.		2,200	99,638

RESTAURANTS	3.4%
DUNKIN' BRANDS GROUP, INC.		2,100	105,378
POPEYES LOUISIANA KITCHEN, INC.*		2,300	93,472
THE WENDY'S CO.		13,800	125,856
			324,706

SEMICONDUCTORS & COMPONENTS	2.1%
MONTAGE TECHNOLOGY GROUP LTD.*		5,300	106,106
ON SEMICONDUCTOR CORP.*		9,300	87,420
			193,526

SPECIALTY RETAIL	2.3%
BROWN SHOE CO., INC.		4,300	114,122
PENSKE AUTOMOTIVE GROUP, INC.		2,300	98,348
			212,470

TELECOMMUNICATIONS EQUIPMENT	1.9%
UBIQUITI NETWORKS, INC.*		4,000	181,800

TEXTILES - APPAREL & SHOES	2.1%
G-III APPAREL GROUP LTD.*		1,400	100,212
SKECHERS USA, INC.*		2,600	95,004
			195,216

TRUCKERS	1.3%
ARKANSAS BEST CORP.		3,200	118,240

WHOLESALE & INTERNATIONAL TRADE	1.7%
CAESARSTONE SDOT-YAM LTD.*		3,000	163,140

TOTAL EQUITIES
(COST: $7,167,691)			$9,265,177

REAL ESTATE INVESTMENT TRUST	1.2%
PENNYMAC MORTGAGE INVESTMENT TRUST		4,600	109,940

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $99,670)			$109,940

TOTAL INVESTMENTS	99.7%
(COST: $7,267,361)			$9,375,117

OTHER ASSETS LESS LIABILITIES	0.3%		31,076

NET ASSETS - 100% (EQUIVALENT TO $16.96 PER SHARE BASED ON 554,537 SHARES OUTSTANDING)			$9,406,193

Cost of Investments is $7,274,320 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,220,758
Gross unrealized depreciation	(119,961)
Net unrealized appreciation	$2,100,797

* Non-income producing security during the period ended March 31, 2014

ADS - American depositary share

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.8%
AUTOMOBILES	0.8%
GREAT WALL MOTOR CO. LTD.*		350,000	$1,755,302

CAPITAL MARKETS	0.4%
CHINA CINDA ASSET MANAGEMENT CO. LTD.*		1,500,000	850,899

CHEMICALS	1.7%
BLOOMAGE BIOTECHNOLOGY CORP.*		900,000	2,326,436
GREEN SEAL HLDG. LTD.*		150,000	1,256,055
			3,582,491

COMMERCIAL SERVICE & SUPPLY	6.2%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		6,800,000	9,310,385
SOUND GLOBAL LTD.*		3,800,000	3,762,522
			13,072,907

CONSTRUCTION & ENGINEERING	6.3%
CHINA MACHINERY ENGINEERING CORP.*		2,500,000	1,795,268
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.*		2,000,000	3,161,220
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		3,500,000	5,929,221
CHINA WINDPOWER GROUP LTD.*		30,000,000	2,436,666
			13,322,375

DISTRIBUTORS	0.5%
XINHUA WINSHARE PUBLISHING & MEDIA CO. LTD.*		2,000,000	1,139,689

DIVERSIFIED CONSUMER SERVICES	0.9%
CHINA DISTANCE EDUCATION HLDGS. LTD.*		100,000	1,803,000

ELECTRICAL EQUIPMENT	3.0%
BOER POWER HLDGS. LTD.		2,000,000	2,691,936
MERRY ELECTRONICS CO. LTD.*		300,000	1,640,259
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		600,000	2,022,820
			6,355,015

ELECTRONIC EQUIPMENT & INSTRUMENTS	3.0%
PAX GLOBAL TECHNOLOGY LTD.*		8,000,000	4,074,002
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		2,200,000	2,141,430
			6,215,432

ENERGY EQUIPMENT & SERVICES	0.9%
HILONG HLDG. LTD.*		1,800,000	988,590
JUTAL OFFSHORE OIL SERVICES LTD.*		1,218,000	230,833
SPT ENERGY GROUP, INC.*		1,500,000	740,669
			1,960,092

FOOD PRODUCTS	3.1%
CHINA HUISHAN DAIRY HLDGS. CO. LTD.*		5,000,000	1,385,934
CHINA MODERN DAIRY HLDGS. LTD.*		12,000,000	5,151,808
			6,537,742

GAS UTILITIES	3.0%
CHINA GAS HLDGS. LTD.		4,000,000	6,250,242

HEALTHCARE PROVIDERS & SERVICES	1.1%
CHINA PIONEER PHARMA HLDGS. LTD.*		4,500,000	2,372,848

HOTELS RESTAURANTS & LEISURE	9.6%
500.COM LTD. ADS*		160,000	5,904,000
GALAXY ENTERTAINMENT GROUP LTD.*		900,000	7,826,339
LOUIS XIII HLDGS. LTD.*		1,000,000	1,094,566
MELCO CROWN ENTERTAINMENT LTD. ADS*		100,000	3,865,000
REXLOT HLDGS. LTD.*		12,000,000	1,392,381
			20,082,286

HOUSEHOLD DURABLES	2.0%
HAIER ELECTRONICS GROUP CO. LTD.*		700,000	1,895,185
MAN WAH HLDGS. LTD.*		1,300,000	2,195,578
			4,090,763

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	4.9%
BEIJING JINGNENG CLEAN ENERGY CO. LTD.*		6,500,000	2,974,924
HUADIAN POWER INTERNATIONAL CORP. LTD.*		15,000,000	7,290,659
			10,265,583

INTERNET & CATALOG RETAIL	5.0%
E-COMMERCE CHINA DANGDANG, INC. ADS*		100,000	1,436,000
VIPSHOP HLDGS. LTD. ADS*		60,000	8,958,000
			10,394,000

INTERNET SOFTWARE & SERVICES	28.0%
21VIANET GROUP, INC. ADS*		165,000	4,735,500
BITAUTO HLDGS. LTD. ADS*		90,000	3,225,600
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		160,000	3,534,400
E-HOUSE CHINA HLDGS. LTD. ADS*		80,000	967,200
HC INTERNATIONAL, INC.*		500,000	1,282,795
KINGSOFT CORP. LTD.*		1,800,000	7,089,538
NETEASE.COM, INC. ADS		55,000	3,701,500
NQ MOBILE, INC. ADS*		480,000	8,452,800
QIHOO 360 TECHNOLOGY CO. LTD. ADS*		90,000	8,962,200
SOUFUN HLDGS. LTD. ADS*		25,000	1,710,500
TENCENT HLDGS. LTD.*		100,000	6,955,457
YOUKU.COM, INC. ADS*		80,000	2,243,200
YY, INC. ADS*		75,000	5,727,000
			58,587,690

LEISURE PRODUCTS	1.3%
GOODBABY INTERNATIONAL HLDGS. LTD.*		5,000,000	2,668,729

OIL, GAS, & CONSUMABLE FUELS	1.2%
SINOPEC KANTONS HLDGS. LTD.*		2,500,000	2,472,120

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.(a)*		5,760,000	-

PHARMACEUTICALS	2.9%
DAWNRAYS PHARMACEUTICAL HLDGS. LTD.*		5,500,000	3,914,137
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.*		5,500,000	2,247,792
			6,161,929

REAL ESTATE MANAGEMENT & DEVELOPMENT	0.8%
CHINA SOUTH CITY HLDGS. LTD.*		3,000,000	1,369,174
HYDOO INTERNATIONAL HLDG. LTD.*		800,000	351,705
			1,720,879

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	3.2%
CANADIAN SOLAR, INC.*		110,000	3,524,400
MONTAGE TECHNOLOGY GROUP LTD.*		80,000	1,601,600
XINYI SOLAR HLDGS. LTD.*		5,000,000	1,495,520
			6,621,520

SOFTWARE	4.2%
CHINACACHE INTERNATIONAL HLDGS. LTD. ADS*		150,000	3,081,000
KONGZHONG CORP. ADS*		200,000	2,294,000
SINOSOFT TECHNOLOGY GROUP LTD.*		3,500,000	1,331,142
SUNGY MOBILE LTD. ADS*		100,000	2,091,000
			8,797,142

SPECIALTY RETAIL	1.3%
BONJOUR HLDGS. LTD.*		9,376,000	1,668,134
GOME ELECTRICAL APPLIANCES HLDG. LTD.*		6,500,000	1,097,789
			2,765,923

TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS	0.7%
GOLDPAC GROUP LTD.*		1,600,000	1,532,650

TRANSPORT INFRASTRUCTURE	0.2%
SHENZHEN EXPRESSWAY CO. LTD.*		1,000,000	452,524

UTILITIES	0.6%
CT ENVIRONMENTAL GROUP LTD.*		1,500,000	1,171,920

TOTAL EQUITIES
(COST: $155,111,256)			$203,003,692

COMMERCIAL PAPER	2.3%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.21% DUE 4/01/2014		4,800,000	$4,800,000

TOTAL COMMERCIAL PAPER
(COST: $4,800,000)			$4,800,000

TOTAL INVESTMENTS	99.1%
(COST: $159,911,256)			$207,803,692

OTHER ASSETS LESS LIABILITIES	0.9%		1,811,280

NET ASSETS - 100% (EQUIVALENT TO $16.90 PER SHARE BASED ON 12,401,819 SHARES OUTSTANDING)			$209,614,972

Cost of Investments is $160,769,954 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$58,256,737
Gross unrealized depreciation	(11,222,999)
Net unrealized appreciation	$47,033,738

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2014

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China and Hong Kong)	95.4%
Taiwan	1.4%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.2%
AUSTRALIA	4.7%
DOMINO'S PIZZA ENTERPRISES LTD.		222,800	$4,132,431
SEEK LTD.*		617,600	10,063,277
VOCATION LTD.*		1,140,600	2,771,373
			16,967,081

CANADA	13.4%
AUTOCANADA, INC.*		68,900	3,832,972
AVIGILON CORP.*		54,500	1,409,457
BADGER DAYLIGHTING LTD.		166,200	6,246,594
BIRCHCLIFF ENERGY LTD.*		196,800	1,958,209
BLACK DIAMOND GROUP LTD.		28,600	886,071
CCL INDUSTRIES, INC.		35,100	3,007,392
CONSTELLATION SOFTWARE, INC.		26,500	6,424,243
LINAMAR CORP.		158,600	7,316,689
OPEN TEXT CORP.		118,300	5,652,289
PAREX RESOURCES, INC.*		180,400	1,550,249
PRECISION DRILLING CORP.		328,700	3,936,669
SECURE ENERGY SERVICES, INC.		346,600	5,953,807
			48,174,641

CHINA	13.6%
CHINA GAS HLDGS. LTD.		4,104,900	6,414,154
CHINA MODERN DAIRY HLDGS. LTD.*		6,598,600	2,832,894
CHINA SOUTH CITY HLDGS. LTD.*		4,073,700	1,859,202
CHINA WINDPOWER GROUP LTD.*		40,547,400	3,293,349
HC INTERNATIONAL, INC.*		1,319,300	3,384,783
HI SUN TECHNOLOGY CHINA LTD.*		10,602,000	3,280,449
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.*		6,146,000	2,353,332
KINGSOFT CORP. LTD.*		874,000	3,442,364
PAX GLOBAL TECHNOLOGY LTD.*		8,445,000	4,300,619
SIHUAN PHARMACEUTICAL HLDGS. GROUP LTD.*		4,867,100	5,867,000
TCL COMMUNICATION TECHNOLOGY HLDGS. LTD.*		3,629,400	4,258,047
TONGDA GROUP HLDGS. LTD.*		9,350,000	1,313,930
XINYI SOLAR HLDGS. LTD.*		20,218,600	6,047,464
			48,647,587

DENMARK	4.2%
PANDORA A/S		150,100	9,929,300
VESTAS WIND SYSTEMS A/S*		125,900	5,059,789
			14,989,089

FINLAND	1.0%
HUHTAMAKI OYJ*		129,200	3,541,920

FRANCE	7.9%
ALCATEL-LUCENT*		63,400	249,967
APERAM *		308,500	8,191,676
CRITEO SA ADS*		109,200	4,428,060
IMERYS SA*		57,400	5,104,243
PLASTIC OMNIUM SA*		125,400	4,653,914
UBISOFT ENTERTAINMENT SA*		317,200	5,680,672
			28,308,532

GERMANY	2.9%
AURELIUS AG		52,648	2,002,495
DUERR AG*		2,974	229,431
FREENET AG*		121,600	4,252,398
WIRECARD AG*		95,000	3,941,865
			10,426,189

IRELAND	3.7%
ICON PLC*		161,500	7,679,325
SMURFIT KAPPA GROUP PLC*		224,350	5,439,537
			13,118,862

ITALY	3.1%
BREMBO SPA*		143,700	5,439,972
ERG SPA*		263,200	4,260,367
INDUSTRIA MACCHINE AUTOMATICHE SPA*		27,187	1,346,429
			11,046,768

JAPAN	14.8%
F@N COMMUNICATIONS, INC.		110,500	1,975,222
GMO PAYMENT GATEWAY, INC.		111,800	4,755,142
GURUNAVI, INC.		122,800	1,725,137
JAPAN AVIATION ELECTRONICS INDUSTRY LTD.		315,000	4,706,002
KANAMOTO CO. LTD.		127,400	3,727,636
M3, INC.		493,500	8,099,491
MINEBEA CO. LTD.		797,100	7,089,452
NGK INSULATORS LTD.		265,700	5,534,612
OBARA GROUP, INC.		104,300	3,905,629
SEIKO EPSON CORP.		172,200	5,355,443
ULVAC, INC.*		151,800	3,101,741
ZENKOKU HOSHO CO. LTD.		118,800	3,134,161
			53,109,668

NORWAY	1.7%
HEXAGON COMPOSITES ASA*		418,806	2,434,024
NORDIC SEMICONDUCTOR ASA*		618,400	3,821,237
			6,255,261

SPAIN	1.5%
ALMIRALL SA*		52,240	891,657
GAMESA CORP. TECHNOLOGICA SA*		415,100	4,506,114
			5,397,771

SWEDEN	4.6%
AXIS COMMUNICATIONS AB*		62,400	2,136,465
CLAS OHLSON AB*		168,200	3,560,311
HEXPOL AB*		28,500	2,512,129
LINDAB INTERNATIONAL AB*		166,300	2,002,856
MEDA AB*		406,600	6,247,604
			16,459,365

SWITZERLAND	5.6%
FORBO HLDG. AG*		4,922	5,166,402
GEORG FISCHER AG*		5,179	4,015,614
SWISS LIFE HLDG. AG*		16,000	3,927,158
TEMENOS GROUP AG*		146,300	5,146,397
U-BLOX AG*		12,000	1,647,777
			19,903,348

UNITED KINGDOM	11.5%
ASHTEAD GROUP PLC*		350,600	5,558,863
BABCOCK INTERNATIONAL GROUP PLC		233,600	5,246,069
BRITVIC PLC		439,900	5,441,911
GRAINGER PLC*		216,547	870,087
MONITISE PLC*		4,826,800	5,713,618
OPTIMAL PAYMENTS PLC*		416,570	2,500,253
PACE PLC*		507,100	3,809,591
PLAYTECH PLC		128,900	1,453,832
PLUS500 LTD.		561,400	5,597,152
ST. JAMES'S PLACE PLC*		211,200	2,904,968
TELECOM PLUS PLC*		77,300	2,305,597
			41,401,941

TOTAL EQUITIES
(COST: $314,024,180)			$337,748,023

COMMERCIAL PAPER	4.7%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.21% DUE 04/01/2014		17,000,000	$17,000,000

TOTAL COMMERCIAL PAPER
(COST: $17,000,000)			$17,000,000

TOTAL INVESTMENTS	98.9%
(COST: $331,024,180)			$354,748,023

OTHER ASSETS LESS LIABILITIES	1.1%		3,786,608

NET ASSETS - 100% (EQUIVALENT TO $19.83 PER SHARE BASED ON 18,082,869 SHARES OUTSTANDING)			$358,534,631

Cost of investments is $331,948,673 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$32,110,955
Gross unrealized depreciation	(9,311,605)
Net unrealized appreciation	$22,799,350

* Non-income producing security during the period ended March 31, 2014

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	14.0%
Consumer Staples	2.3%
Energy	4.9%
Financials	5.7%
Health Care	8.0%
Industrials	19.8%
Information Technology	28.1%
Materials	7.8%
Telecommunications Service	1.2%
Utilities	2.4%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.2%
AUSTRALIA	3.9%
BEACH ENERGY LTD.		25,000	$39,530
DOMINO'S PIZZA ENTERPRISES LTD.*		2,000	37,095
DONACO INTERNATIONAL LTD.*		30,000	39,924
G8 EDUCATION LTD.*		4,000	18,807
ICAR ASIA LTD.*		30,000	33,386
IPROPERTY GROUP LTD.*		12,000	35,055
SEEK LTD.*		2,000	32,588
			236,385

CHINA	55.7%
21VIANET GROUP, INC. ADS*		2,000	57,400
500.COM LTD. ADS*		4,300	158,670
BAIDU.COM, INC. ADS*		300	45,681
BEIJING JINGNENG CLEAN ENERGY CO. LTD.*		250,000	114,420
BITAUTO HLDGS. LTD. ADS*		1,300	46,592
BLOOMAGE BIOTECHNOLOGY CORP.*		25,000	64,623
CANADIAN SOLAR, INC.*		4,100	131,364
CHINA EVERBRIGHT INTERNATIONAL LTD.*		80,000	109,534
CHINA GAS HLDGS. LTD.		100,000	156,256
CHINA HUISHAN DAIRY HLDGS. CO. LTD.*		100,000	27,719
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		6,000	132,540
CHINA MODERN DAIRY HLDGS. LTD.*		400,000	171,727
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.*		60,000	94,836
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		100,000	169,406
CHINA WINDPOWER GROUP LTD.*		900,000	73,100
DAWNRAYS PHARMACEUTICAL HLDGS. LTD.*		80,000	56,933
E-COMMERCE CHINA DANGDANG, INC. ADS*		4,000	57,440
E-HOUSE CHINA HLDGS. LTD. ADS*		5,000	60,450
HAIER ELECTRONICS GROUP CO. LTD.*		25,000	67,685
HILONG HLDG. LTD.*		60,000	32,953
KINGSOFT CORP. LTD.*		50,000	196,932
MONTAGE TECHNOLOGY GROUP LTD.*		2,000	40,040
NQ MOBILE, INC. ADS*		10,000	176,100
PAX GLOBAL TECHNOLOGY LTD.*		320,000	162,960
SOUFUN HLDGS. LTD. ADS*		500	34,210
SOUND GLOBAL LTD.*		130,000	128,718
SPT ENERGY GROUP, INC.*		80,000	39,502
SUNGY MOBILE LTD. ADS*		3,500	73,185
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		100,000	97,338
TENCENT HLDGS. LTD.*		2,800	194,753
XINYI SOLAR HLDGS. LTD.*		350,000	104,686
YOUKU TUDOU, INC. ADS*		2,000	56,080
YY, INC. ADS*		2,800	213,808
			3,347,641

HONG KONG	7.4%
BONJOUR HLDGS. LTD.*		422,000	75,080
GALAXY ENTERTAINMENT GROUP LTD.*		15,000	130,439
MAN WAH HLDGS. LTD.*		50,000	84,445
MELCO CROWN ENTERTAINMENT LTD. ADS*		4,000	154,600
			444,564

INDIA	5.0%
AUROBINDO PHARMA LTD.*		12,000	102,775
ECLERX SERVICES LTD.*		4,000	71,065
IPCA LABORATORIES LTD.*		6,000	84,877
MCLEOD RUSSEL (INDIA) LTD.*		8,000	40,976
			299,693

INDONESIA	4.8%
PT BUMI SERPONG DAMAI*		250,000	36,353
PT JAPFA COMFEED INDONESIA TBK*		500,000	62,426
PT JASA MARGA TBK*		60,000	31,891
PT SUMMARECON AGUNG TBK*		500,000	47,282
PT WASKITA KARYA PERSERO TBK*		1,000,000	67,619
PT WIJAYA KARYA PERSERO TBK*		200,000	42,517
			288,088

JAPAN	7.7%
CHIOME BIOSCIENCE, INC.*		1,000	29,986
CITIZEN HLDGS. CO. LTD.		4,000	30,112
F@N COMMUNICATIONS, INC.		3,000	53,626
GMO PAYMENT GATEWAY, INC.*		2,500	106,331
GURUNAVI, INC.		2,000	28,097
MINEBEA CO. LTD.		9,000	80,047
NGK INSULATORS LTD.		2,000	41,661
SEIKO EPSON CORP.		3,000	93,300
			463,160

MALAYSIA	0.3%
KOSSAN RUBBER INDUSTRIES BHD*		15,000	19,568

SINGAPORE	4.0%
EZION HLDGS. LTD.*		100,000	171,715
YOMA STRATEGIC HLDGS. LTD.*		120,000	71,071
			242,786

SOUTH KOREA	4.0%
GAMEVIL, INC.*		500	31,800
HOTEL SHILLA CO. LTD.*		1,000	80,887
I-SENS, INC.*		1,000	49,791
KOLAO HLDGS.		1,000	23,251
PARADISE CO. LTD.		1,800	54,873
			240,602

THAILAND	1.4%
CENTRAL PATTANA PCL*		40,000	57,953
MINOR INTERNATIONAL PCL*		30,000	22,935
			80,888

TOTAL EQUITIES
(COST: $4,855,432)			$5,663,375

TOTAL INVESTMENTS	94.2%
(COST: $4,855,432)			$5,663,375

OTHER ASSETS LESS LIABILITIES	5.8%		351,377

NET ASSETS - 100% (EQUIVALENT TO $9.76 PER SHARE BASED ON 616,059 SHARES OUTSTANDING)			$6,014,752

Cost of Investments is $4,877,353 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,029,189
Gross unrealized depreciation	(243,167)
Net unrealized appreciation	$786,022

* Non-income producing security during the period ended March 31, 2014

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	17.3%
Consumer Staples	5.1%
Energy	4.7%
Financials	3.9%
Health Care	5.7%
Industrials	15.7%
Information Technology	36.2%
Materials	1.1%
Utilities	4.5%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.8%
AUSTRALIA	4.8%
DOMINO'S PIZZA ENTERPRISES LTD.*		35,400	$656,589
SEEK LTD.*		98,000	1,596,828
VOCATION LTD.*		180,800	439,299
			2,692,716

CANADA	13.5%
AUTOCANADA, INC.*		10,900	606,377
AVIGILON CORP.*		7,700	199,134
BADGER DAYLIGHTING LTD.		26,400	992,239
BIRCHCLIFF ENERGY LTD.*		31,200	310,448
BLACK DIAMOND GROUP LTD.		4,700	145,613
CCL INDUSTRIES, INC.		5,600	479,812
CONSTELLATION SOFTWARE, INC.		4,200	1,018,182
LINAMAR CORP.		25,100	1,157,937
OPEN TEXT CORP.*		18,800	898,251
PAREX RESOURCES, INC.*		28,600	245,771
PRECISION DRILLING CORP.*		52,100	623,975
SECURE ENERGY SERVICES, INC.		55,000	944,776
			7,622,515

CHINA	13.6%
CHINA GAS HLDGS. LTD.*		643,100	1,004,883
CHINA MODERN DAIRY HLDGS. LTD.*		977,400	419,615
CHINA SOUTH CITY HLDGS. LTD.*		700,300	319,611
CHINA WINDPOWER GROUP LTD.*		6,432,600	522,470
HC INTERNATIONAL, INC.*		178,700	458,471
HI SUN TECHNOLOGY CHINA LTD.*		1,755,000	543,028
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.*		988,000	378,310
KINGSOFT CORP. LTD.*		139,000	547,470
PAX GLOBAL TECHNOLOGY LTD.*		1,399,000	712,441
SIHUAN PHARMACEUTICAL HLDGS. GROUP LTD.*		772,200	930,841
TCL COMMUNICATION TECHNOLOGY HLDGS. LTD.*		590,600	692,898
TONGDA GROUP HLDGS. LTD.*		1,540,000	216,412
XINYI SOLAR HLDGS. LTD.*		3,203,400	958,150
			7,704,600

DENMARK	4.2%
PANDORA A/S		23,800	1,574,399
VESTAS WIND SYSTEMS A/S*		20,000	803,779
			2,378,178

FINLAND	1.0%
HUHTAMAKI OYJ*		20,500	561,992

FRANCE	7.9%
ALCATEL-LUCENT*		6,600	26,022
APERAM *		48,800	1,295,798
CRITEO SA ADS*		17,400	705,570
IMERYS SA*		8,900	791,424
PLASTIC OMNIUM SA*		19,900	738,540
UBISOFT ENTERTAINMENT SA*		50,200	899,022
			4,456,376

GERMANY	3.0%
AURELIUS AG*		9,100	346,123
DUERR AG*		300	23,144
FREENET AG*		19,300	674,928
WIRECARD AG*		15,100	626,549
			1,670,744

IRELAND	3.7%
ICON PLC*		25,600	1,217,280
SMURFIT KAPPA GROUP PLC*		37,200	901,942
			2,119,222

ITALY	3.1%
BREMBO SPA*		22,800	863,127
ERG SPA*		41,700	674,990
INDUSTRIA MACCHINE AUTOMATICHE SPA*		4,600	227,814
			1,765,931

JAPAN	15.0%
F@N COMMUNICATIONS, INC.*		18,000	321,755
GMO PAYMENT GATEWAY, INC.		18,100	769,840
GURUNAVI, INC.		18,900	265,514
JAPAN AVIATION ELECTRONICS INDUSTRY LTD.		50,000	746,984
KANAMOTO CO. LTD.*		20,200	591,038
M3, INC.		78,300	1,285,086
MINEBEA CO. LTD.		126,900	1,128,656
NGK INSULATORS LTD.		42,300	881,122
OBARA GROUP, INC.		16,600	621,605
SEIKO EPSON CORP.		27,300	849,034
ULVAC, INC.*		24,300	496,524
ZENKOKU HOSHO CO. LTD.		18,900	498,616
			8,455,774

NORWAY	1.8%
HEXAGON COMPOSITES ASA*		66,400	385,905
NORDIC SEMICONDUCTOR ASA*		98,100	606,183
			992,088

SPAIN	1.5%
ALMIRALL SA*		8,300	141,668
GAMESA CORP. TECHNOLOGICA SA*		65,900	715,377
			857,045

SWEDEN	4.6%
AXIS COMMUNICATIONS AB*		9,900	338,958
CLAS OHLSON AB*		26,600	563,045
HEXPOL AB*		4,500	396,652
LINDAB INTERNATIONAL AB*		26,400	317,952
MEDA AB*		64,500	991,074
			2,607,681

SWITZERLAND	5.5%
FORBO HLDG. AG*		781	819,780
GEORG FISCHER AG*		822	637,350
SWISS LIFE HLDG. AG*		2,500	613,618
TEMENOS GROUP AG*		23,200	816,107
U-BLOX AG*		1,700	233,435
			3,120,290

UNITED KINGDOM	11.6%
ASHTEAD GROUP PLC*		55,600	881,554
BABCOCK INTERNATIONAL GROUP PLC*		37,000	830,927
BRITVIC PLC*		69,700	862,244
GRAINGER PLC*		34,300	137,818
MONITISE PLC*		764,300	904,723
OPTIMAL PAYMENTS PLC*		69,300	415,939
PACE PLC*		80,300	603,254
PLAYTECH PLC*		21,400	241,365
PLUS500 LTD.		89,000	887,329
ST. JAMES'S PLACE PLC*		32,400	445,649
TELECOM PLUS PLC*		12,800	381,781
			6,592,583

TOTAL EQUITIES
(COST: $54,786,007)			$53,597,735

COMMERCIAL PAPER	3.9%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.21% DUE 04/03/2014		2,200,000	$2,200,000

TOTAL COMMERCIAL PAPER
(COST: $2,200,000)			$2,200,000

TOTAL INVESTMENTS	98.7%
(COST: $56,986,007)			$55,797,735

OTHER ASSETS LESS LIABILITIES	1.3%		722,958

NET ASSETS - 100% (EQUIVALENT TO $9.61 PER SHARE BASED ON 5,883,622 SHARES OUTSTANDING)			$56,520,693

Cost of investments is $57,219,153 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,207,814
Gross unrealized depreciation	(2,629,232)
Net unrealized appreciation	$(1,421,418)

* Non-income producing security during the period ended March 31, 2014

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	13.9%
Consumer Staples	2.3%
Energy	5.0%
Financials	5.7%
Health Care	8.1%
Industrials	20.0%
Information Technology	28.4%
Materials	7.8%
Telecommunications Service	1.2%
Utilities	2.4%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities REIT Total Level 1	$ 66,801,903 647,690 67,449,593	$ 81,374,996 516,240 81,891,236	$ 9,265,177 109,940 9,375,117
Level 2 – Equities Total Commercial Paper Total Level 2	- 3,300,000 3,300,000	- - -	- - - -
Level 3	-	-	-
Total Investments	$ 70,749,593	$ 81,891,236	$ 9,375,117

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities Total Asia Total Australia Total Europe Total North America Total Level 1	$ 203,003,692 - - - 203,003,692	$ 101,757,255 16,967,081 170,849,046 48,174,641 337,748,023	$ 5,426,990 236,385 - - 5,663,375
Level 2 Total Commercial Paper Total Level 2	4,800,000 4,800,000	17,000,000 17,000,000	- -
Level 3	-	-	-
Total Investments	$207,803,692	$ 354,748,023	$ 5,663,375

International Opportunities Institutional Fund
Level 1 – Equities Total Asia Total Australia Total Europe Total North America Total Level 1	$ 16,160,374 2,692,716 27,122,130 7,622,515 53,597,735
Level 2 Total Commercial Paper Total Level 2	2,200,000 2,200,000
Level 3	-
Total Investments	$55,797,735

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 30, 2014